Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2014 Minimum [Member]	Jun. 30, 2013 Minimum [Member]	Mar. 31, 2014 Maximum [Member]	Jun. 30, 2013 Maximum [Member]	Mar. 31, 2014 Software development [Member] Minimum [Member]	Jun. 30, 2013 Software development [Member] Minimum [Member]	Mar. 31, 2014 Software development [Member] Maximum [Member]	Jun. 30, 2013 Software development [Member] Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Equity method investment, ownership percentage	0.00%						20.00%		50.00%
Cash and cash equivalents	$ 7,546,870		$ 7,140,539	$ 5,617,025	$ 2,854,959
Deposits in Australia			$ 7,137,539
Number of anti-dilutive common stock	83,243	83,243
Intangible assets, useful live						10 years	10 years	12 years	12 years	1 year	1 year	10 years	10 years